Related-party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related-party transactions

Note	34 | Related-party transactions

The following transactions were carried out with related parties:

a.	Expense

Company	Concept	12.31.23	12.31.22	12.31.21

EDELCOS	Technical advisory services on financial matters	(14,875)	(13,241)	(5,528)
SACME	Operation and oversight of the electric power transmission system	(633)	(735)	(1,921)
Andina PLC	Financial interest	(229)	(84)	-
Estudio Cuneo Libarona Abogados	Legal fees	(7)	(16)	-
Grieco Maria Teresa	Legal fees	(2)	-	-
		(15,746)	(14,076)	(7,449)

b.	Key Management personnel’s remuneration

	12.31.23	12.31.22	12.31.21

Salaries	5,844	2,846	9,208

The balances with related parties are as follow:

c.	Receivables and payables

	12.31.23	12.31.22
Other receivables - Non current
SACME	3	9

Trade payables
EDELCOS	(624)	(638)
Other payables
Andina PLC	(1,129)	(710)
SACME	(105)	118)
	(1,234)	(828)

The other receivables with related parties are not secured and do not accrue interest. No allowances have been recorded for these concepts in any of the periods covered by these financial statements.

According to IAS 24, paragraphs 25 and 26, the Company applies the exemption from the disclosure requirement of transactions with related parties when the counterpart is a governmental agency that has control, joint control or significant influence.

The agreements with related parties that were in effect throughout fiscal year 2023 are detailed below:

SACME

In the framework of the regulation of the Argentine electric power sector established by Law No. 24,065 and SEE Resolution No. 61/92, and after the awarding of the CABA and the Greater Buenos Aires distribution areas to edenor and Edesur S.A., the bidding terms and conditions of the privatization provided that both companies were to organize in equal parts SACME to operate the electric power supervision and control center of the transmission and sub-transmission system that feeds the market areas transferred to those companies.

The purpose of this company is to manage, supervise and control the operation of both the electric power generation, transmission and sub-transmission system in the CABA and Greater Buenos Aires and the interconnections with the Argentine Interconnection System, to represent Distribution Companies in the operational management before CAMMESA, and, in general, to carry out the necessary actions for the proper development of its activities.

The operating costs borne by the Company in fiscal year 2023 amounted to $ 633.

Agreement with EDELCOS

The agreement comprises the provision to the Company of technical advisory services especially on financial topics. It expires in December 2026, but may be extended if so agreed by the parties. In consideration of these services, the Company pays EDELCOS either an annual amount of $ 1,766 or the amount equivalent to 1.75% of the annual gross billing, whichever results in the higher amount, plus the related value added tax. Any of the parties may terminate the agreement at any time by giving 60 days’ notice, without having to comply with any further obligations or paying any indemnification to the other party.

As of December 31, 2023, the Company recorded charges for EDELCOS technical advisory services for a total of $ 14,875 relating to the services rendered in fiscal year 2023.